Expense Example - Innovator Equity Defined Protection ETF - 2 Yr to October 2027 - Innovator Equity Defined Protection ETF - 2 Yr to October 2027	Sep. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252